Income Taxes - Additional Information (Detail) ₨ in Millions, £ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 INR (₨)	Mar. 31, 2017
Disclosure of income taxes [line items]
Impact of change in statutory tax rates, deferred tax assets		₨ 4,145.8	£ 49.2
Unrecognized deferred tax liability on undistributed profits of certain subsidiaries		₨ 476,295.6		₨ 445,510.6
United Kingdom [Member]
Disclosure of income taxes [line items]
Tax rate		19.00%	19.00%	17.00%	17.00%
Tax rate effect of deferred tax on assets		19.00%	19.00%	17.60%
Tax rate effect of deferred tax on liabilities		19.00%	19.00%	17.40%
Scenario plan [Member] | United Kingdom [Member] | After Amendment [Member]
Disclosure of income taxes [line items]
Tax rate	19.00%
Scenario plan [Member] | United Kingdom [Member] | Before Amendment [Member]
Disclosure of income taxes [line items]
Tax rate	17.00%
Indefinitely [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets		₨ 68,539.9
Specified period [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets		₨ 82,660.7